Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2012
AlphaClone Alternative Alpha ETF (Prospectus Summary) | AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALFA
The Zacks Sustainable Dividend ETF (Prospectus Summary) | The Zacks Sustainable Dividend ETF | The Zacks Sustainable Dividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZDIV
The Zacks MLP ETF (Prospectus Summary) | The Zacks MLP ETF | The Zacks MLP ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZMLP